Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended			13 Months Ended	15 Months Ended		16 Months Ended	18 Months Ended		19 Months Ended	21 Months Ended		22 Months Ended	24 Months Ended		25 Months Ended	27 Months Ended		28 Months Ended	30 Months Ended		31 Months Ended	33 Months Ended		34 Months Ended	36 Months Ended		37 Months Ended	39 Months Ended		40 Months Ended	42 Months Ended		43 Months Ended	45 Months Ended		46 Months Ended	48 Months Ended		49 Months Ended	51 Months Ended		52 Months Ended	54 Months Ended		55 Months Ended	57 Months Ended		58 Months Ended	60 Months Ended		61 Months Ended	63 Months Ended		64 Months Ended	66 Months Ended		67 Months Ended	69 Months Ended		70 Months Ended	72 Months Ended		73 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	79 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	90 Months Ended	91 Months Ended	93 Months Ended	94 Months Ended	96 Months Ended	97 Months Ended	99 Months Ended	100 Months Ended	102 Months Ended	103 Months Ended	105 Months Ended	106 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Aug. 03, 2020	Oct. 02, 2017	Jul. 31, 2016	Oct. 31, 2017	Oct. 31, 2020	Oct. 31, 2016	Jan. 31, 2018	Jan. 31, 2021	Jan. 31, 2017	Apr. 30, 2018	Apr. 30, 2021	Apr. 30, 2017	Jul. 31, 2018	Jul. 31, 2026	Jul. 31, 2021	Jul. 31, 2017	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2017	Jan. 31, 2019	Jan. 31, 2022	Jan. 31, 2018	Apr. 30, 2019	Apr. 30, 2022	Apr. 30, 2018	Jul. 31, 2019	Jul. 31, 2022	Jul. 31, 2018	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2018	Jan. 31, 2020	Jan. 31, 2023	Jan. 31, 2019	Apr. 30, 2020	Apr. 30, 2023	Apr. 30, 2019	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2019	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2019	Jan. 31, 2021	Jan. 31, 2024	Jan. 31, 2020	Apr. 30, 2021	Apr. 30, 2024	Apr. 30, 2020	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2020	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2020	Jan. 31, 2022	Jan. 31, 2025	Jan. 31, 2021	Apr. 30, 2022	Apr. 30, 2025	Apr. 30, 2021	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2021	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2021	Jan. 31, 2023	Jan. 31, 2026	Jan. 31, 2022	Apr. 30, 2023	Apr. 30, 2026	Apr. 30, 2022	Jul. 31, 2023	Jul. 31, 2026	Jul. 31, 2022	Oct. 31, 2023	Oct. 31, 2022	Jan. 31, 2024	Jan. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Jan. 31, 2025	Jan. 31, 2024	Apr. 30, 2025	Apr. 30, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2025	Oct. 31, 2024	Jan. 31, 2026	Jan. 31, 2025	Apr. 30, 2026	Apr. 30, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025	Jan. 31, 2026	Apr. 30, 2026	Jul. 31, 2026
C000158764
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional
Accumulated Value			$ 10,000			$ 9,679			$ 10,201			$ 10,442				$ 10,599			$ 10,735			$ 11,690			$ 11,268			$ 11,495			$ 11,441			$ 10,718			$ 11,460			$ 11,460			$ 11,055			$ 11,666			$ 16,265			$ 17,409			$ 16,559			$ 17,255			$ 18,529			$ 19,010			$ 19,407			$ 19,459			$ 17,616			$ 16,172		$ 15,466		$ 15,343		$ 15,236		$ 16,219		$ 14,452		$ 16,111		$ 16,265		$ 17,355		$ 17,754		$ 18,138		$ 15,175		$ 16,915	$ 18,107	$ 17,905	$ 18,667	$ 18,620
C000158765
Account Value [Line Items]
Line Graph and Table Measure Name														Investor
Accumulated Value			10,000			9,668			10,181			10,422				10,579			10,705			11,641			11,175			11,392			11,326			10,601			11,334			11,322			10,928			11,518			16,051			17,164			16,323			16,996			18,237			18,693			19,078			19,116			17,286			15,860		15,162		15,023		14,914		15,860		14,124		15,752		15,891		16,945		17,333		17,693		14,786		16,467	17,630	17,415	18,140	18,093
C000193875
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional
Accumulated Value		$ 10,000		$ 10,190			$ 10,239			$ 7,412			$ 7,876				$ 6,856			$ 6,735			$ 7,611			$ 8,621			$ 9,867			$ 10,243			$ 8,980			$ 8,769			$ 7,828			$ 9,389			$ 12,089			$ 13,203			$ 14,566			$ 13,337			$ 10,376			$ 9,984			$ 9,258			$ 11,288			$ 11,735			$ 12,890			$ 11,549		$ 13,636		$ 13,654		$ 14,790		$ 14,138		$ 15,998		$ 11,820		$ 14,587		$ 15,885		$ 16,496		$ 16,118		$ 17,614
C000193876
Account Value [Line Items]
Line Graph and Table Measure Name														Investor
Accumulated Value		10,000		10,190			10,229			7,402			7,866				6,836			6,715			7,591			8,580			9,826			10,191			8,939			8,715			7,773			9,311			12,001			13,092			14,431			13,210			10,250			9,875			9,144			11,149			11,580			12,704			11,374		13,416		13,435		14,541		13,885		15,711		11,595		14,302		15,561		16,162		15,786		17,233
C000220967
Account Value [Line Items]
Line Graph and Table Measure Name														Institutional
Accumulated Value	$ 10,000				$ 9,010			$ 9,540			$ 11,260				$ 11,790			$ 12,600			$ 12,117			$ 10,231			$ 9,682			$ 9,097			$ 10,088			$ 10,219			$ 11,126			$ 9,920			$ 11,457			$ 11,541			$ 12,439			$ 12,439			$ 13,452			$ 10,478			$ 12,326			$ 13,391			$ 13,556			$ 13,794			$ 14,406
C000220968
Account Value [Line Items]
Line Graph and Table Measure Name														Investor
Accumulated Value	10,000				9,000			9,520			11,230				11,750			12,560			12,067			10,179			9,618			9,032			10,012			10,143			11,027			9,833			11,340			11,424			12,309			12,309			13,295			10,346			12,161			13,197			13,353			13,576			14,184
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000			9,833			10,596			11,143				11,604			12,157			13,395			12,621			13,489			13,050			13,085			14,324			14,566			14,920			15,922			14,448			16,308			16,369			18,668			21,092			22,251			23,393			23,016			21,137			21,219		19,975		21,125		21,700		23,980		22,001		25,523		26,617		29,292		30,365		32,255		29,837		34,076	36,879	37,529	39,102	40,742
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000			$ 9,833			$ 10,596			$ 11,143				$ 11,604			$ 12,157			$ 13,395			$ 12,621			$ 13,489			$ 13,050			$ 13,085			$ 14,324			$ 14,566			$ 14,920			$ 15,922			$ 14,448			$ 16,308			$ 16,369			$ 18,668			$ 21,092			$ 22,251			$ 23,393			$ 23,016			$ 21,137			$ 21,219		$ 19,975		$ 21,125		$ 21,700		$ 23,980		$ 22,001		$ 25,523		$ 26,617		$ 29,292		$ 30,365		$ 32,255		$ 29,837		$ 34,076	$ 36,879	$ 37,529	$ 39,102	$ 40,742
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,194			11,232			10,583			11,310				10,943			10,972			12,011			12,214			12,510			13,351			12,115			13,674			13,725			15,653			17,686			18,658			19,615			19,299			17,723			17,792			16,749			17,714			18,195			20,108			18,448		21,401		22,319		24,561		25,461		27,046		25,019		28,573		30,924		31,468		32,788		34,163
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,194			11,232			10,583			11,310				10,943			10,972			12,011			12,214			12,510			13,351			12,115			13,674			13,725			15,653			17,686			18,658			19,615			19,299			17,723			17,792			16,749			17,714			18,195			20,108			18,448		21,401		22,319		24,561		25,461		27,046		25,019		28,573		30,924		31,468		32,788		34,163
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				9,965			11,365			12,841				13,547			14,242			14,012			12,868			12,918			12,161			12,861			13,211			14,600			13,395			15,539			16,205			17,833			18,487			19,637			18,165			20,746			22,453			22,848			23,806			24,805
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name														S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				9,965			11,365			12,841				13,547			14,242			14,012			12,868			12,918			12,161			12,861			13,211			14,600			13,395			15,539			16,205			17,833			18,487			19,637			18,165			20,746			22,453			22,848			23,806			24,805
FTSE 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														FTSE 3-Month U.S. T-Bill Index
Accumulated Value		10,000		10,008			10,038			10,076			10,123				10,175			10,235			10,296			10,359			10,414			10,458			10,493			10,500			10,503			10,506			10,507			10,508			10,509			10,510			10,516			10,539			10,601			10,707			10,830			10,972			11,125		11,281		11,434		11,592		11,747		11,886		12,013		12,146		12,279		12,401		12,514		12,632
FTSE 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														FTSE 3-Month U.S. T-Bill Index
Accumulated Value		$ 10,000		$ 10,008			$ 10,038			$ 10,076			$ 10,123				$ 10,175			$ 10,235			$ 10,296			$ 10,359			$ 10,414			$ 10,458			$ 10,493			$ 10,500			$ 10,503			$ 10,506			$ 10,507			$ 10,508			$ 10,509			$ 10,510			$ 10,516			$ 10,539			$ 10,601			$ 10,707			$ 10,830			$ 10,972			$ 11,125		$ 11,281		$ 11,434		$ 11,592		$ 11,747		$ 11,886		$ 12,013		$ 12,146		$ 12,279		$ 12,401		$ 12,514		$ 12,632
FTSE 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														FTSE 3-Month U.S. T-Bill Index
Accumulated Value	10,000				10,003			10,005			10,007				10,007			10,008			10,010			10,015			10,037			10,096			10,197			10,314			10,449			10,595			10,744			10,889			11,040			11,187			11,319			11,441			11,568			11,694			11,810			11,918			12,031
FTSE 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name														FTSE 3-Month U.S. T-Bill Index
Accumulated Value	$ 10,000				$ 10,003			$ 10,005			$ 10,007				$ 10,007			$ 10,008			$ 10,010			$ 10,015			$ 10,037			$ 10,096			$ 10,197			$ 10,314			$ 10,449			$ 10,595			$ 10,744			$ 10,889			$ 11,040			$ 11,187			$ 11,319			$ 11,441			$ 11,568			$ 11,694			$ 11,810			$ 11,918			$ 12,031